Leases (Details Narrative)					6 Months Ended
	Jan. 02, 2022 USD ($) ft²	Jan. 02, 2022 COP ($) ft²	Sep. 01, 2021 USD ($)	Sep. 01, 2021 COP ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 COP ($)	Jun. 01, 2022
Leases
Area of land	12,400	12,400
Lease term of contract	5 years	5 years
Monthly lease payment	$ 15,290	$ 57,339,000	$ 1,013	$ 3,800,000	$ 507	$ 1,900,000
Annual escalation of lease payment percent	3.00%	3.00%	3.00%	3.00%			8.00%